Annual Operating Expenses - VIPGrowthIncomePortfolio-InvestorPRO - VIPGrowthIncomePortfolio-InvestorPRO - VIP Growth and Income Portfolio - VIP Growth and Income Portfolio - Investor Class	Apr. 29, 2023
Operating Expenses:
Management fee	0.43%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.60%